Leases (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense		$ 13	$ 11	$ 10
2018, Minimum Payment	[1]	2
2019, Minimum Payment	[1]	2
2020, Minimum Payment	[1]	2
2021, Minimum Payment	[1]	2
2022, Minimum Payment	[1]	2
Thereafter, Minimum Payment	[1]	45
Total, Minimum Payment	[1]	$ 55
Land [Member] | Maximum [Member]
Operating Leased Assets [Line Items]
Initial Term of Lease		30 years
Term of of Available Extension		60 years

[1]	Includes certain lease option renewals that are reasonably assured.